S000084098 [Member] Annual Fund Operating Expenses - AMG Systematica Managed Futures Strategy Fund	Sep. 30, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1,2027
Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.20%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	2.86%	[2]
Expenses (as a percentage of Assets)	4.06%
Fee Waiver or Reimbursement	(2.96%)	[3],[4]
Net Expenses (as a percentage of Assets)	1.10%	[3],[4]
Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.20%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	3.01%	[2]
Expenses (as a percentage of Assets)	4.46%
Fee Waiver or Reimbursement	(2.96%)	[3],[4]
Net Expenses (as a percentage of Assets)	1.50%	[3],[4]
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.20%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	2.96%	[2]
Expenses (as a percentage of Assets)	4.16%
Fee Waiver or Reimbursement	(2.96%)	[3],[4]
Net Expenses (as a percentage of Assets)	1.20%	[3],[4]

[1]	Includes management fee payable to AMG Funds LLC (the “Investment Manager”) by the Fund’s wholly-owned subsidiary. The management fee paid by the Fund to the Investment Manager is reduced by an amount equal to the management fee the Investment Manager receives from the subsidiary under the management contract between the Investment Manager and the subsidiary.
[2]	Expense information has been restated to reflect current fees, including to exclude offering costs paid during the fiscal year ended September 30, 2025.
[3]	The Investment Manager has contractually agreed, through February 1, 2027, to waive the management fee payable by each of the Fund and the Fund’s wholly-owned subsidiary by 0.30%, from 1.20% to 0.90%. The contractual expense limitation may only be terminated by mutual agreement between the Investment Manager and the AMG Funds I Board of Trustees or in the event of (i) the Investment Manager or a successor ceasing to be the investment manager of the Fund or a successor fund or (ii) the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.
[4]	The Investment Manager has contractually agreed, through at least February 1, 2027, to waive management fees and/or pay or reimburse the Fund’s and/or the subsidiary’s expenses in order to limit the aggregate of the Fund’s total annual operating expenses and the subsidiary’s total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) to the annual rate of 1.40% of the aggregate average daily net assets attributable to the Fund and the subsidiary (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund and the subsidiary in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund or the subsidiary, provided that such repayment would not cause the aggregate of the Fund’s total annual operating expenses and the subsidiary’s total annual operating expenses (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund or the subsidiary. The contractual expense limitation may only be terminated by mutual agreement between the Investment Manager and the AMG Funds I Board of Trustees or in the event of (i) the Investment Manager or a successor ceasing to be the investment manager of the Fund or a successor fund or (ii) the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.